Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - $ / shares	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Oct. 31, 2020	Jul. 31, 2021
Disclosure of classes of share capital [line items]
Common stock conversion price	$ 5.00		$ 5.00
Number of shares issued	1,330,160		1,330,160
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	648,094,938	645,889,396	648,094,938
Number of shares issued	503,580		503,580
Stock options issued, convertible shares	0		0
Common shares [member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares		(6,446,110)	6,077,912
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	222,652	(652,730)	222,652